Voya Floating Rate Fund Average Annual Total Returns - Class A C I R and W Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			6.17%	2.69%	2.94%
Performance Inception Date		Aug. 17, 2010
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.55%	0.08%	0.73%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.55%	0.90%	1.25%
Class A | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class A | Morningstar LSTA US Leveraged Loan Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.95%	5.86%	5.15%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			7.07%	2.44%	2.59%
Performance Inception Date		Aug. 17, 2010
Class C | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class C | Morningstar LSTA US Leveraged Loan Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.95%	5.86%	5.15%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			9.26%	3.49%	3.48%
Performance Inception Date		Aug. 17, 2010
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class I | Morningstar LSTA US Leveraged Loan Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.95%	5.86%	5.15%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			8.59%	2.96%	2.96%
Performance Inception Date		Aug. 17, 2010
Class R | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class R | Morningstar LSTA US Leveraged Loan Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.95%	5.86%	5.15%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			9.12%	3.48%	3.47%
Performance Inception Date		Aug. 17, 2010
Class W | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class W | Morningstar LSTA US Leveraged Loan Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.95%	5.86%	5.15%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.